AI Powered Equity ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Bermuda - 0.3%
Insurance - 0.3%
Athene Holding, Ltd. - Class A (a)	6,807	$567,227

Cayman Islands - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Ambarella, Inc. (a)	2,515	510,268

Ireland - 7.5%
Electrical Equipment - 4.5%
Eaton Corp. PLC	43,629	7,539,964
Machinery - 3.0%
Pentair PLC	67,567	4,934,418
Total Ireland		12,474,382

Liberia - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Royal Caribbean Cruises, Ltd. (a)	3,616	278,070

United States - 91.5%
Beverages - 0.9%
Constellation Brands, Inc. - Class A	5,958	1,495,279
Biotechnology - 4.5%
Coherus Biosciences, Inc. (a)(b)	30,650	489,174
Cytokinetics, Inc. (a)(b)	8,468	385,971
Moderna, Inc. (a)	24,942	6,334,769
OPKO Health, Inc. (a)(b)	93,822	451,284
Total Biotechnology		7,661,198
Capital Markets - 4.7%
Blackstone, Inc.	26,852	3,474,380
Cboe Global Markets, Inc.	28,812	3,757,085
Nasdaq, Inc.	3,023	634,860
Total Capital Markets		7,866,325
Chemicals - 2.1%
Albemarle Corp.	14,394	3,364,886
Balchem Corp.	1,362	229,633
Total Chemicals		3,594,519
Commercial Services & Supplies - 2.5%
Waste Management, Inc.	24,887	4,153,640
Construction & Engineering - 0.4%
Ameresco, Inc. - Class A (a)	7,922	645,168
Consumer Finance - 0.2%
LendingClub Corp. (a)	15,568	376,434
Containers & Packaging - 0.1%
Avery Dennison Corp.	764	165,459
Electric Utilities - 3.0%
Entergy Corp. (b)	45,241	5,096,398
Electrical Equipment - 0.7%
AMETEK, Inc.	2,801	411,859
Regal Rexnord Corp. (b)	5,322	905,698
Total Electrical Equipment		1,317,557
Electronic Equipment, Instruments & Components - 0.3%
Belden, Inc.	7,491	492,383
Food & Staples Retailing - 1.3%
Grocery Outlet Holding Corp. (a)(b)	22,998	650,383
Kroger Co./The	36,178	1,637,417
Total Food & Staples Retailing		2,287,800
Food Products - 0.7%
Freshpet, Inc. (a)(b)	11,532	1,098,654
Health Care Equipment & Supplies - 8.7%
Becton Dickinson & Co.	19,546	4,915,428
DexCom, Inc. (a)	13,487	7,241,845
Intuitive Surgical, Inc. (a)	4,233	1,520,917
Tandem Diabetes Care, Inc. (a)	6,104	918,774
Total Health Care Equipment & Supplies		14,596,964
Health Care Providers & Services - 2.2%
McKesson Corp.	14,081	3,500,114
Tenet Healthcare Corp. (a)(b)	2,585	211,169
Total Health Care Providers & Services		3,711,283
Health Care Technology - 0.5%
Omnicell, Inc. (a)(b)	5,122	924,214
Hotels, Restaurants & Leisure - 1.8%
Red Rock Resorts, Inc. - Class A (a)	10,039	552,245
SeaWorld Entertainment, Inc. (a)	15,027	974,651
Shake Shack, Inc. - Class A (a)	21,122	1,524,165
Total Hotels, Restaurants & Leisure		3,051,061
Insurance - 3.9%
American International Group, Inc.	18,327	1,042,073
Arthur J Gallagher & Co.	29,326	4,975,743
Brown & Brown, Inc.	7,670	539,048
Total Insurance		6,556,864
IT Services - 1.4%
CSG Systems International, Inc. (b)	41,968	2,418,196
Life Sciences Tools & Services - 3.2%
Avantor, Inc. (a)	126,579	5,334,039
Machinery - 4.0%
Federal Signal Corp.	113,768	4,930,705
Middleby Corp./The (a)(b)	9,876	1,943,202
Total Machinery		6,873,907
Professional Services - 0.3%
Jacobs Engineering Group, Inc.	4,003	557,338
Real Estate Investment Trusts (REITs) - 4.7%
Crown Castle International Corp.	5,725	1,195,037
Iron Mountain, Inc. (b)	88,469	4,629,583
Life Storage, Inc.	13,560	2,077,121
Total Real Estate Investment Trusts (REITs)		7,901,741
Real Estate Management & Development - 3.9%
CBRE Group, Inc. - Class A (a)	48,294	5,240,381
Jones Lang LaSalle, Inc. (a)	2,530	681,430
Newmark Group, Inc. - Class A (b)	39,198	733,003
Total Real Estate Management & Development		6,654,814
Road & Rail - 1.1%
Saia, Inc. (a)	4,541	1,530,453
Uber Technologies, Inc. (a)	6,912	289,820
Total Road & Rail		1,820,273
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc. (a)	53,547	7,705,413
Enphase Energy, Inc. (a)	28,605	5,232,999
Lam Research Corp.	373	268,243
MACOM Technology Solutions Holdings, Inc. (a)(b)	4,955	387,977
Monolithic Power Systems, Inc.	2,853	1,407,470
Total Semiconductors & Semiconductor Equipment		15,002,102
Software - 17.4%
Datadog, Inc. - Class A (a)	6,547	1,166,086
Dynatrace, Inc. (a)	77	4,647
Fortinet, Inc. (a)	19,110	6,868,134
Nutanix, Inc. - Class A (a)(b)	164,004	5,225,167
Palo Alto Networks, Inc. (a)(b)	13,888	7,732,283
Paylocity Holding Corp. (a)	7,365	1,739,318
RingCentral, Inc. - Class A (a)	1,665	311,938
salesforce.com, Inc. (a)	13,682	3,477,007
SPS Commerce, Inc. (a)	5,251	747,480
Synopsys, Inc. (a)	4,046	1,490,951
Workday, Inc. - Class A (a)	1,751	478,338
Total Software		29,241,349
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	3,632	871,244
AutoNation, Inc. (a)	12,558	1,467,402
Boot Barn Holdings, Inc. (a)	9,219	1,134,398
Sonic Automotive, Inc. - Class A	13,191	652,295
Tractor Supply Co.	5,023	1,198,488
Total Specialty Retail		5,323,827
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	21,793	3,869,783
NetApp, Inc.	12,106	1,113,631
Total Technology Hardware, Storage & Peripherals		4,983,414
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	3,296	1,207,357
Ralph Lauren Corp. (b)	8,192	973,701
Tapestry, Inc.	4,421	179,493
Total Textiles, Apparel & Luxury Goods		2,360,551
Water Utilities - 0.7%
Middlesex Water Co.	10,305	1,239,692
Total United States		154,802,443
TOTAL COMMON STOCKS (Cost $163,001,285)		168,632,390

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	20,984,740	20,984,740
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $20,984,740)		20,984,740

SHORT-TERM INVESTMNETS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.03% (c)	394,527	394,527
TOTAL SHORT-TERM INVESTMENTS (Cost $394,527)		394,527

Total Investments (Cost $184,380,552) - 112.4%		190,011,657
Liabilities in Excess of Other Assets - (12.4)%		(21,013,062)
TOTAL NET ASSETS - 100.0%		$168,998,595

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

AIEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$168,632,390	$-	$-	$168,632,390
Short-Term Investments	394,527	-	-	394,527
Investments Purchased with Securities Lending Collateral*	-	-	-	20,984,740
Total Investments in Securities	$169,026,917	$-	$-	$190,011,657

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.